Prospectus SI Class [Member] Average Annual Total Returns - Prospectus-SI Class	12 Months Ended	54 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Global Aggregate Index (The returns for the indices are before any deduction for taxes, fees or expenses.)
Prospectus [Line Items]
Average Annual Return, Percent	8.17%	(1.68%)
Performance Inception Date		Jun. 30, 2021
Bloomberg Global Aggregate Index (USD Hedged) (The returns for the indices are before any deduction for taxes, fees or expenses.)
Prospectus [Line Items]
Average Annual Return, Percent	4.86%	0.74%
Performance Inception Date		Jun. 30, 2021
Payden Global Fixed Income Fund (SI Class)
Prospectus [Line Items]
Average Annual Return, Percent	5.35%	0.71%
Performance Inception Date		Jun. 30, 2021
Payden Global Fixed Income Fund (SI Class) | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	3.87%	(0.77%)
Performance Inception Date		Jun. 30, 2021
Payden Global Fixed Income Fund (SI Class) | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.39%	(0.77%)
Performance Inception Date		Jun. 30, 2021